Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Summary of reconciliation of cash and restricted cash included in the consolidated balance sheets	The following table provides a reconciliation of cash and restricted cash included in the consolidated balance sheets to the amounts included in the statements of cash flows (in thousands).

	December 31,
	2022	2021
Cash	$16,989	$30,393
Restricted cash	—	35
Total cash and restricted cash shown in statements of cash flows	$16,989	$30,428

Summary of estimated useful lives of the assets

Processing and research equipment	5 to 10 years
Office equipment and furniture	3 to 5 years
Computer hardware and software	3 years